Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Income Taxes

Note 9 – Income Taxes

The Company incurred no income tax expense during the interim period. Tax payable of USD (1) thousand represents adjustments related to prior-period estimates and immaterial routine reconciliations.